Web Based Technology (Tables)	12 Months Ended
Dec. 31, 2014
Web Based Technology [Abstract]
Schedule of capitalized costs in developing web-based technology

	2014	2013
OptimizeRx web-based technology	$154,133	$154,133
SampleMD web-based technology	602,517	602,517
SampleMD 2.0 web-based technology	440,477	148,060
Subtotal, web-based technology	1,197,127	904,710
Accumulated amortization	(633,401)	(440,641)
Impairment	(59,083)	(59,083)
Web-based technology, net	$504,643	$404,986